Investment Accounted for Using the Equity Method and Put Right Liabilities - Summary of Group Long term Investment Measured Under Equity method (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating Data [Abstract]
Investments in subsidiaries	¥ 664,832	$ 101,890
Balance Sheet Data [Abstract]
Current assets	5,343,664	818,953	¥ 1,361,319
Current liabilities	576,125	$ 88,295	¥ 588,479
Long Term Investment under Equity Method [Member]
Balance Sheet Data [Abstract]
Current assets	923,010
Non-current assets	810,623
Current liabilities	31,519
Non-current liabilities	10,933
Non-controlling interests	0
Revenue [Member] | Long Term Investment under Equity Method [Member]
Operating Data [Abstract]
Investments in subsidiaries	271
Gross Profit [Member] | Long Term Investment under Equity Method [Member]
Operating Data [Abstract]
Investments in subsidiaries	271
Loss from Operation [Member] | Long Term Investment under Equity Method [Member]
Operating Data [Abstract]
Investments in subsidiaries	(85,945)
Net Income Loss [Member] | Long Term Investment under Equity Method [Member]
Operating Data [Abstract]
Investments in subsidiaries	¥ (85,945)